STOCKHOLDERS’ (DEFICIT) EQUITY (Tables)	9 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of earnings (loss) per share

	Three Months Ended December 31,		Nine Months Ended December 31,
	2022	2021	2022	2021
	(in Dollars, except Share Amounts)		(in Dollars, except Share Amounts)
Net loss attributable to common stockholders	(1,716,278)	(3,431,568)	(9,460,888)	(10,269,557)
Weighted average basic and diluted shares outstanding	24,103,196	23,313,629	24,102,976	23,244,345
Basic and diluted loss per share:	(0.07)	(0.15)	(0.39)	(0.44)